Investments	6 Months Ended
Jun. 30, 2019
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Investments

Note 6. Investments

As of June 30, 2019 and December 31, 2018, current investments with maturity greater than three-month period but less than twelve-month period are classified at amortized cost, and their carrying value is similar to their fair value. The following is a detail of such investments:

Fixed rate	June 30, 2019		December 31, 2018
Corporate debt securities
Acquisition cost	Ps	518		906
Accrued interest		1		4

Total fixed rate		519		910

Variable rate
Government debt securities
Acquisition cost		3,834		8,660
Accrued interest		15		28
Corporate debt securities
Acquisition cost		16,868		21,259

Accrued interest		104		67

Total variable rate		20,821		30,014

Total investments	Ps.	21,340	Ps.	30,924